Shareholder Report, Average Annual Return (Details)	5 Months Ended
May 31, 2024
Mast Global Battery Recycling & Production ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mast Global Battery Recycling & Production ETF NAV
Average Annual Return, Percent	(3.25%)
Mast Global Battery Recycling & Production ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mast Global Battery Recycling & Production ETF Market
Average Annual Return, Percent	(2.99%)
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	10.70%